Revenue from Contracts with Customers (Tables)	9 Months Ended
Sep. 30, 2023
Disaggregation of Revenue [Abstract]
Summary of disaggregation of revenue
The following table represents our disaggregation of revenue between mobile and web platforms (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
Mobile	$61,130	$59,150	$186,928	$184,033
Web	11,853	19,651	38,838	60,824

Total	$72,983	$78,801	$225,766	$244,857

The following table presents our revenue disaggregated based on the geographical location of our players (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
U.S. (1)	$63,719	$70,044	$197,551	$214,394
International	9,264	8,757	28,215	30,463

Total	$72,983	$78,801	$225,766	$244,857

(1)	Geographic location is presented as being derived from the U.S. when data is not available.

Summary of contract assets and contract liabilities
The following table summarized our opening and closing balances in contract assets and contract liabilities (in thousands):

	As of September 30,	As of December 31,
	2023	2022
Contract assets (1)	$613	$728
Contract liabilities	2,044	2,426

(1)	Contract assets are included within prepaid expenses and other assets in our consolidated balance sheet.